SHARE CAPITAL (Details Narrative)											6 Months Ended
	Feb. 28, 2025 CAD ($) shares	Jun. 19, 2024 CAD ($) shares	Jun. 14, 2024 CAD ($) shares	Apr. 09, 2024 CAD ($) shares	Apr. 08, 2024 CAD ($) shares	Apr. 05, 2024 CAD ($) shares	Mar. 14, 2024 CAD ($) shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 CAD ($)	Apr. 25, 2025 shares	Apr. 24, 2025 shares	Apr. 22, 2025 shares	Apr. 21, 2025 shares	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Jan. 06, 2025 shares	Jan. 03, 2025 shares	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 $ / shares shares	May 27, 2024 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Net proceeds | $						$ 53,568				$ 53,568	$ 20,734,691	$ 7,772,608
Number of value issued											$ 94,115,499										$ 76,391,417		$ 400,500
Par value per share | $ / shares																							$ 0.89
Options granted, description											may not exceed a term of ten years
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 24,544,583						$ 9,458,400
Share issuance expense | $	3,992,393						2,097,738
Net proceeds | $	$ 20,552,190						$ 7,360,662
Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $		$ 22,657			$ 1,645,287
Shares granted					1,180,000
Consultant [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $				$ 143,927
Shares granted				100,000				650,000
Vesting description								the stock options vest as follows: 150,000 on the date of the grant (0.09 post reverse splits) and 100,000 every month thereafter (0.06 post reverse splits) every month thereafter.
Consultant [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Shares granted								0.40
Three directors [member]
IfrsStatementLineItems [Line Items]
Net proceeds | $			$ 1,205,315
Four directors [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised									565,000
Four directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options exercised									0.35
Post reverse split [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Shares granted				12	139
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											840,762			652,767									450,000
Number of shares outstanding											840,762
Number of shares repurchased											19,747
Number of shares repurchased value | $											$ 127,785
Subordinate voting shares [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120						116,680,710															614,109
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		23,543			1,180,000								131,800					188,000
Subordinate voting shares [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																7,710
Subordinate voting shares [member] | CEO [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued															70,073
Subordinate voting shares [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						95				17,915
Subordinate voting shares [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				100,000
Subordinate voting shares [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,238,525
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							53
Subordinate voting shares [member] | Post reverse split [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,130						1,228															72
Subordinate voting shares [member] | Post reverse split [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3		12	139													376
Subordinate voting shares [member] | Post reverse split [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																15
Subordinate voting shares [member] | Post reverse split [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						0.02				0.012
Subordinate voting shares [member] | Post reverse split [member] | Three directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			146
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	2,462		8,808	2,767		172,766
Subordinate voting shares [member] | Series B warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736						268,333,330
Subordinate voting shares [member] | Series B warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	5		18	6		20
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	4,000					7,020,384
Subordinate voting shares [member] | Series A warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736						134,166,665
Subordinate voting shares [member] | Series A warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	8					826
Subordinate voting shares [member] | Pre-funded warrants [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,011,616
Subordinate voting shares one [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																						$ 1.3643